Summary of Significant Accounting Policies - Additional Information (Detail)		3 Months Ended			9 Months Ended	12 Months Ended
	Apr. 15, 2018 Facility Position	May 31, 2018 USD ($)	May 31, 2017 USD ($)	Nov. 30, 2016 USD ($) Segment	Feb. 28, 2017 USD ($)	May 31, 2018 USD ($) Entity Segment	May 31, 2017 USD ($) Entity Segment	May 31, 2016 USD ($)	May 31, 2009
Significant Of Accounting Policies [Line Items]
Number of business acquisition | Entity						7
Number of reportable segments | Segment				3		3	3
Net transactional foreign exchange losses						$ 12,300,000	$ 6,400,000	$ 24,400,000
Cost of sales						3,140,431,000	2,792,487,000	2,726,601,000
Bad debt expense						9,100,000	16,000,000	8,700,000
Number of manufacturing facilities closed | Facility	2
Number of positions eliminated | Position	154
Inventory write-downs		$ 36,500,000
Inventory write-offs		1,200,000
Goodwill and Other Intangible Asset Impairments							193,198,000
Business acquisition, fair value of goodwill		1,192,174,000	$ 1,143,913,000			1,192,174,000	1,143,913,000	1,219,630,000
Intangible asset impairment loss			$ 0			0
Number of other reporting units			no
Advertising cost						58,000,000	52,300,000	49,700,000
Research and development cost						69,700,000	64,900,000	61,500,000
Litigation settlement fund			$ 9,300,000				9,300,000
Gain on remeasurement of joint venture ownership								$ 7,972,000
Total undiscounted future minimum payments outstanding for operating lease obligations		209,600,000				209,600,000
Carboline Dalian
Significant Of Accounting Policies [Line Items]
Remaining ownership interest acquired by parent								51.00%
Increased ownership interest by parent								100.00%
Percentage of ownership									49.00%
Restore Indefinite-lived Tradename
Significant Of Accounting Policies [Line Items]
Intangible asset impairment loss					$ 4,900,000
Kirker Reporting Unit
Significant Of Accounting Policies [Line Items]
Fair value in excess of carrying value								8.00%
Goodwill and Other Intangible Asset Impairments				$ 188,300,000
Business acquisition, fair value of goodwill				$ 0
Intangible asset impairment loss							46,000,000
Third Party | Shipping costs
Significant Of Accounting Policies [Line Items]
Cost of sales						$ 164,700,000	148,900,000	$ 145,300,000
Industrial Segment
Significant Of Accounting Policies [Line Items]
Number of business acquisition | Entity						3
Inventory write-downs		1,200,000
Business acquisition, fair value of goodwill		537,318,000	516,335,000			$ 537,318,000	$ 516,335,000	475,409,000
Consumer Segment
Significant Of Accounting Policies [Line Items]
Number of business acquisition | Entity							2
Inventory write-downs		36,500,000
Business acquisition, fair value of goodwill		$ 477,718,000	$ 453,600,000			$ 477,718,000	$ 453,600,000	$ 572,507,000
Intangible asset impairment loss							$ 53,000,000